Income Taxes - Schedule of Net Deferred Tax Assets (Details) $ in Thousands	11 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Net Deferred Tax Assets [Abstract]
Beginning balance
Change in valuation allowance	21,317
Ending balance	$ 21,317